As filed with the Securities and Exchange Commission on April 28, 2017

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 185	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 187	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl Rafferty Asset Management, LLC 1301 Avenue of the Americas (6th Avenue) 28th Floor New York, New York 10019	Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 12, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 179 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 15, 2017, and pursuant to Rule 485(a)(2) would become effective on May 1, 2017.

This Post-Effective Amendment No. 185 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 12, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 185 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 185 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 185 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 28, 2017.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 185 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board, Chief Executive Officer and Chief Investment Officer	April 28, 2017

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	April 28, 2017

/s/ John Weisser* John Weisser	Trustee	April 28, 2017

/s/ Jacob C. Gaffey* Jacob C. Gaffey	Trustee	April 28, 2017

/s/ David L. Driscoll* David L. Driscoll	Trustee	April 28, 2017

/s/ Eric W. Falkeis* Eric W. Falkeis	Trustee and Principal Executive Officer	April 28, 2017

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Financial Officer and Assistant Secretary	April 28, 2017

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement filed with the SEC on December 22, 2014.